UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21061

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: October 31, 2016

Item 1. Schedule of Investments

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2016

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2016

Investments	Fair Value	Percentage of Members’ Capital(2)

Investments in Portfolio Funds
Event Driven Arbitrage
Davidson Kempner Partners	$107,579,095	20.14%
Farallon Capital Offshore Investors, Inc.	105,986,549	19.84
Governors Lane Onshore Fund LP	35,821,139	6.71
Luxor Capital Partners Liquidating SPV, LLC(1)	1,570,379	0.29
Oceanwood Opportunities Fund L.P.	61,999,131	11.61
Sowood Alpha Fund LP(1)	160,790	0.03
Total Event Driven Arbitrage	313,117,083	58.62

Fixed Income Arbitrage
FFIP, L.P.	101,578,263	19.02
Parsec Trading Corp.	56,945,517	10.66
Total Fixed Income Arbitrage	158,523,780	29.68

Long/Short Credit
DW Catalyst Onshore Fund, LP	55,309,543	10.35
Total Long/Short Credit	55,309,543	10.35

Total investments in Portfolio Funds (cost $372,263,163)	526,950,406	98.65

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 19,092,408)	19,092,408	3.57

Total investments (cost $391,355,571)	$546,042,814	102.22%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $534,163,482.

3 Rate disclosed is the 7-day effective yield as of 10/31/2016.

The aggregate cost of investments for tax purposes was $509,045,882. Net unrealized appreciation on investments for tax purposes was $36,996,932 consisting of $57,580,890 of gross unrealized appreciation and $20,583,958 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.65% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2016

Investments	Fair Value	Percentage of Members’ Capital(2)

Investments in Portfolio Funds
Distressed - Long Biased
AG Mortgage Value Partners, L.P.	$51,624,014	12.79%
Centerbridge Credit Partners, L.P.	51,301,724	12.71
Davidson Kempner Distressed Opportunities Fund LP	66,539,478	16.49
Silver Point Capital Fund, L.P.	1,132,528	0.28
Watershed Capital Partners, L.P.(1)	7,204,842	1.79
Total Distressed - Long Biased	177,802,586	44.06

Distressed - Variable Biased
Anchorage Capital Partners, L.P.	76,155,453	18.87
Aurelius Capital Partners, LP	78,093,247	19.35
King Street Capital, L.P.	49,832,167	12.35
Total Distressed - Variable Biased	204,080,867	50.57

Total investments in Portfolio Funds (cost $241,292,785)	381,883,453	94.63

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 19,109,391)	19,109,391	4.74

Total investments (cost $260,402,176)	$400,992,844	99.37%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $403,543,516.

3 Rate disclosed is the 7-day effective yield as of 10/31/2016.

The aggregate cost of investments for tax purposes was $360,047,642. Net unrealized appreciation on investments for tax purposes was $40,945,202 consisting of $52,535,280 of gross unrealized appreciation and $11,590,078 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.63% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2016

Investments	Fair Value	Percentage of Members’ Capital(2)

Investments in Portfolio Funds
Directional Equity
Egerton Capital Partners, L.P.	$70,897,051	7.77%
Sachem Head LP	40,931,748	4.49
Sansar Capital Holdings, Ltd(1)	41,512	0.00
Spindrift Partners, L.P.	140,113	0.01
Total Directional Equity	112,010,424	12.27

Equity Hedged - Generalist
Conatus Capital Partners LP	72,645,944	7.96
Eminence Partners, L.P.	63,751,108	6.99
Eton Park Fund, L.P.	53,873,573	5.90
Highfields Capital II LP	53,960,000	5.91
MW TOPS Fund	70,171,198	7.69
Route One Fund I, L.P.	11,727,673	1.29
Turiya Fund LP	66,352,610	7.27
Viking Global Equities LP	131,222,327	14.38
Total Equity Hedged - Generalist	523,704,433	57.39

Equity Hedged - Sector Specialist
Cadian Fund LP	36,152,803	3.96
Crescent Park Partners, L.P.	33,436,675	3.66
Encompass Capital Fund L.P.	42,338,403	4.64
Long Pond Capital QP Fund, LP	61,377,621	6.73
North River Partners, L.P.	69,621,664	7.63
Total Equity Hedged - Sector Specialist	242,927,166	26.62

Short-Biased Equity
Copper River Partners, L.P.(1)	169,831	0.02
Kriticos International Limited	41,438,233	4.54
Total Short-Biased Equity	41,608,064	4.56

Total investments in Portfolio Funds (cost $711,648,368)	920,250,087	100.84

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(3) (Shares 5,272,740)	5,272,740	0.58

Total investments (cost $716,921,108)	$925,522,827	101.42%

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

October 31, 2016

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $912,525,748.

3 Rate disclosed is the 7-day effective yield as of 10/31/2016.

The aggregate cost of investments for tax purposes was $829,156,656. Net unrealized appreciation on investments for tax purposes was $96,366,171 consisting of $116,786,647 of gross unrealized appreciation and $20,420,476 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 100.84% of Members’ Capital, have been fair valued.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair valuation hierarchy at which the Funds’ investments are measured as of October 31, 2016:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$-	$-	$-	$526,950,406
Money Market Investment	19,092,408	-	-	19,092,408
Total Investments	$19,092,408	$-	$-	$546,042,814

Aetos Capital Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$-	$-	$-	$381,883,453
Money Market Investment	19,109,391	-	-	19,109,391
Total Investments	$19,109,391	$-	$-	$400,992,844

Aetos Capital Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$-	$-	$-	$920,250,087
Money Market Investment	5,272,740	-	-	5,272,740
Total Investments	$5,272,740	$-	$-	$925,522,827

(1) In accordance with ASU 2015-07 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Multi-Strategy Arbitrage Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: December 2, 2016

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: December 2, 2016

* Print the name and title of each signing officer under his or her signature.